10. Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

Note 10: Stock Options

On September 18, 2015, the Company adopted the Genius Brands International, Inc. 2015 Incentive Plan (the “2015 Plan”). The 2015 Plan was approved by our stockholders in September 2015. The 2015 Plan as approved by the stockholders authorized the issuance up to an aggregate of 150,000 shares of common stock. On December 14, 2015, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 1,293,334 from 150,000 shares to 1,443,334 shares. The increase in shares available for issuance under the 2015 Plan was approved by stockholders on February 3, 2016. On May 18, 2017, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 223,333 shares from 1,443,334 shares to an aggregate of 1,667,667 shares. The increase in shares available for issuance under the 2015 Plan was approved by the stockholders on July 25, 2017.

The following table summarizes the changes in the Company’s stock option plan during the three months ended March 31, 2018:

	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2017	1,294,045	$2.82 - 12.00	2.99 years	$–	$8.14
Options Granted	–
Options Exercised	–
Options Cancelled	–
Options Expired	–
Balance at March 31, 2018	1,294,045	$2.82 - 12.00	2.74 years	$–	$8.14

Exercisable December 31, 2017	1,070,869	$2.82 - 9.00	2.96 years	$–	$7.44
Exercisable March 31, 2018	1,070,869	$2.82 - 9.00	2.72 years	$–	$7.44

During the year ended December 31, 2015, the Company granted options to purchase 1,407,775 shares of common stock to officers, directors, employees, and consultants. These stock options generally vest between one and three years, while a portion vested upon grant. The fair value of these options was determined to be $2,402,460 using the Black-Scholes option pricing model based on the following assumptions:

Exercise Price	$2.82 - $12.00
Dividend Yield	0%
Volatility	100% - 137%
Risk-free interest rate	0.89% - 1.25%
Expected life of options	2.5 - 3.5 years

During the three months ended March 31, 2018, the Company recognized $47,852 in share-based compensation expense. The unvested share-based compensation as of March 31, 2018, was $80,417 which will be recognized through the second quarter of 2019 assuming the underlying grants are not cancelled or forfeited.

Note 10: Stock Options

On September 18, 2015, the Company adopted the Genius Brands International, Inc. 2015 Incentive Plan (the “2015 Plan”). The 2015 Plan was approved by our stockholders in September 2015. The 2015 Plan as approved by the stockholders authorized the issuance up to an aggregate of 150,000 shares of common stock. On December 14, 2015, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 1,293,334 from 150,000 shares to 1,443,334 shares. The increase in shares available for issuance under the 2015 Plan was approved by stockholders on February 3, 2016. On May 18, 2017, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 223,333 shares from 1,443,334 shares to an aggregate of 1,666,667 shares. The increase in shares available for issuance under the 2015 Plan was approved by the stockholders on July 25, 2017.

The following table summarizes the changes in the Company’s stock option plan during the year ended December 31, 2017:

	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2016	1,373,554	$2.82 - 12.00	3.99 years	$280,642	$8.14
Options Granted	-
Options Exercised	-
Options Cancelled	79,509
Options Expired	-
Balance at December 31, 2017	1,294,045	$2.82 - 12.00	2.99 years	$-	$8.14

Exercisable December 31, 2016	452,535	$2.82 - 6.00	3.95 years	$263,375	$5.29
Exercisable December 31, 2017	1,070,869	$2.82 - 9.00	2.96 years	$-	$7.44

During the year ended December 31, 2015, the Company granted options to purchase 1,407,775 shares of common stock to officers, directors, employees, and consultants. These stock options generally vest between one and three years, while a portion vested upon grant. The fair value of these options was determined to be $2,402,460 using the Black-Scholes option pricing model based on the following assumptions:

Exercise Price	$2.82 - $12.00
Dividend Yield	0%
Volatility	100% - 137%
Risk-free interest rate	0.89% - 1.25%
Expected life of options	2.5 - 3.5 years

During the first quarter of 2016, the Company recognized $220,564 of true-up expenses from prior periods which reflected certain revisions meant to (i) align with the graded vesting of the majority of the options granted in 2015, (ii) make adjustments in certain accounting estimates utilized in the Black-Scholes model, and (iii) reflect the accurate number of options granted in 2015. The Company assessed these adjustments individually and in aggregate and considers them immaterial to the prior periods.

During the years ended December 31, 2017 and 2016, the Company recognized $663,958 and $1,581,797 in share-based compensation expense, respectively. The unvested share-based compensation as of December 31, 2017 was $128,269 which will be recognized through the second quarter of 2019 assuming the underlying grants are not cancelled or forfeited.